Convertible debentures (Details Narrative)			12 Months Ended
	Apr. 20, 2023 USD ($) shares $ / shares	Apr. 20, 2023 CAD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Apr. 20, 2023 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Number of units issued			4,906,847		80,000
Secured convertible debenture	$ 742		$ 90,425		$ 113,309	$ 1,062,062	$ 1,062,062	$ 1,000	$ 1,193,641
Warrants to purchase shares	333	333	333	333
Exercise price of warrants | (per share)	$ 1.86	$ 2.50	$ 2.21	$ 3.00		$ 1.20	$ 1.55
Warrants expire date	Jun. 29, 2025	Jun. 29, 2025
Loan, maturity date	April 30, 2025	April 30, 2025
Interest rate	12.00%		5.00%					12.00%
Redeem debentures percent	105.00%							105.00%
Conversion price per share | (per share)	$ 2.23							$ 3.00
Underwriting fee	$ 775,748							$ 1,045,000
Fair value of warrants | $
Expected dividend as percentage, share options granted			0.00%	0.00%		0.00%	0.00%
Market interest rate	16.00%							16.00%
Secured convertible debenture			$ 736	$ 1,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of units issued			26,847,863
Warrants to purchase shares			34,819,200	34,819,200	7,402,726	21,011,038	21,011,038
Exercise price of warrants | $ / shares				$ 0.18	$ 1.88		$ 2.31
Fair value of warrants | $	$ 216,777
Risk free interest rate, share options granted	3.77%	3.77%
Expected volatility, share options granted	100.96%	100.96%
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected Expected years, share options granted	2 years	2 years
Secured convertible debenture | $			$ 1,026,747
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Number of units issued	300,000							300,000
Warrants expire date	Apr. 20, 2025	Apr. 20, 2025
Agreement [member]
IfrsStatementLineItems [Line Items]
Number of units issued	15,000							15,000
Units price per share | $ / shares		$ 1,000
Proceeds from share issuance	$ 11,135,145	$ 15,000,000